Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.	604,648	$16,831,036

Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	160,651	21,921,058

Airlines — 0.3%
Korean Air Lines Co. Ltd.	463,888	12,289,585

Auto Components — 2.8%
Hankook Tire & Technology Co. Ltd.	599,419	17,616,647
Hanon Systems	1,662,696	16,195,544
Hyundai Mobis Co. Ltd.	484,420	88,268,654

		122,080,845

Automobiles — 4.3%
Hyundai Motor Co.	1,083,251	122,342,144
Kia Motors Corp.	1,932,679	63,860,038

		186,202,182

Banks — 8.3%
BNK Financial Group Inc.	2,210,329	12,806,508
Hana Financial Group Inc.	2,117,295	64,537,584
Industrial Bank of Korea	1,987,157	23,110,357
KB Financial Group Inc.	2,790,167	102,619,292
Shinhan Financial Group Co. Ltd.	3,008,448	112,289,456
Woori Financial Group Inc.	3,486,761	40,696,933

		356,060,130

Biotechnology — 3.4%
Celltrion Inc.(a)(b)	580,637	92,636,687
Helixmith Co. Ltd.(a)	109,379	17,891,535
Medy-Tox Inc.	35,633	13,410,623
SillaJen Inc.(a)(b)	436,848	20,175,195

		144,114,040

Building Products — 0.3%
KCC Corp.	52,370	11,345,587

Capital Markets — 1.7%
Korea Investment Holdings Co. Ltd.	331,501	20,153,390
Meritz Securities Co. Ltd.	173,957	686,538
Mirae Asset Daewoo Co. Ltd.	3,184,158	19,946,107
NH Investment & Securities Co. Ltd.	1,242,053	14,079,869
Samsung Securities Co. Ltd.	548,021	16,267,144

		71,133,048

Chemicals — 3.7%
Hanwha Chemical Corp.	897,999	15,571,147
Kumho Petrochemical Co. Ltd.	162,393	13,063,439
LG Chem Ltd.	325,409	90,991,013
Lotte Chemical Corp.	128,576	27,855,074
OCI Co. Ltd.	153,103	11,609,036

		159,089,709

Commercial Services & Supplies — 0.3%
S-1 Corp.	160,694	12,953,753

Construction & Engineering — 2.3%
Daelim Industrial Co. Ltd.	242,590	21,083,269
Daewoo Engineering & Construction Co. Ltd.(a)	1,854,849	7,483,877
GS Engineering & Construction Corp.	459,917	15,505,641
HDC Hyundai Development Co-Engineering & Construction, Class E	230,431	8,291,182
Hyundai Engineering & Construction Co. Ltd.	600,468	25,916,580

Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)	1,309,306	$18,360,408

		96,640,957

Construction Materials — 0.2%
POSCO Chemical Co. Ltd.(b)	197,045	9,000,964

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	309,294	9,557,494

Diversified Telecommunication Services — 0.2%
LG Uplus Corp.	912,445	10,688,226

Electric Utilities — 0.9%
Korea Electric Power Corp.(a)	1,872,258	40,875,563

Electronic Equipment, Instruments & Components — 3.3%
LG Display Co. Ltd.(a)	1,782,394	25,593,196
LG Innotek Co. Ltd.	127,223	10,116,734
Samsung Electro-Mechanics Co. Ltd.(b)	410,023	32,777,051
Samsung SDI Co. Ltd.	393,981	72,285,539

		140,772,520

Entertainment — 1.9%
NCSoft Corp.	129,030	51,681,342
Netmarble Corp.(a)(b)(c)	201,120	19,336,837
Pearl Abyss Corp.(a)(b)	56,955	9,455,037

		80,473,216

Food & Staples Retailing — 0.9%
BGF retail Co. Ltd.	74,648	11,690,194
E-MART Inc.	159,120	19,240,306
GS Retail Co. Ltd.	283,658	8,098,389

		39,028,889

Food Products — 0.9%
CJ CheilJedang Corp.	70,616	16,632,621
Orion Corp./Republic of Korea	175,750	12,691,662
Ottogi Corp.	13,131	7,839,567

		37,163,850

Gas Utilities — 0.2%
Korea Gas Corp.	257,280	8,922,381

Health Care Providers & Services — 0.4%
Celltrion Healthcare Co. Ltd.(a)(b)	375,449	17,938,574

Hotels, Restaurants & Leisure — 0.6%
Kangwon Land Inc.	954,966	24,898,559

Household Durables — 1.8%
LG Electronics Inc.	776,751	51,265,957
Woongjin Coway Co. Ltd.	409,185	27,521,806

		78,787,763

Industrial Conglomerates — 3.8%
CJ Corp.	132,024	11,252,360
Hanwha Corp.	412,236	8,844,261
LG Corp.	705,951	43,451,346
Lotte Corp.	273,208	9,681,231
Samsung C&T Corp.	553,258	42,879,934
SK Holdings Co. Ltd.	232,413	45,178,948

		161,288,080

Insurance — 3.2%
DB Insurance Co. Ltd.	407,606	21,049,432
Hanwha Life Insurance Co. Ltd.	2,835,804	7,643,741
Hyundai Marine & Fire Insurance Co. Ltd.	542,829	14,016,283
Orange Life Insurance Ltd.(c)	322,298	9,824,013

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Samsung Fire & Marine Insurance Co. Ltd.	225,984	$51,424,691
Samsung Life Insurance Co. Ltd.	518,865	35,203,873

		139,162,033

Interactive Media & Services — 3.1%
Kakao Corp.	381,666	39,900,426
NAVER Corp.	985,128	92,234,253

		132,134,679

Internet & Direct Marketing Retail — 0.3%
CJ ENM Co. Ltd.	87,499	14,077,428

IT Services — 1.0%
Samsung SDS Co. Ltd.	258,493	44,930,768

Leisure Products — 0.3%
HLB Inc.(a)(b)	256,460	15,117,551

Life Sciences Tools & Services — 0.7%
Samsung Biologics Co. Ltd.(a)(c)	122,382	30,829,289

Machinery — 2.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	335,691	8,400,027
Doosan Bobcat Inc.	476,492	13,483,735
Hyundai Heavy Industries Co. Ltd.(a)	287,680	28,383,911
Hyundai Heavy Industries Holdings Co. Ltd.	78,049	20,709,954
Samsung Heavy Industries Co. Ltd.(a)	3,280,895	21,626,523

		92,604,150

Marine — 0.2%
Pan Ocean Co. Ltd.(a)	2,507,338	9,126,971

Media — 0.3%
Cheil Worldwide Inc.	682,797	15,136,318

Metals & Mining — 3.6%
Hyundai Steel Co.	622,610	21,330,496
Korea Zinc Co. Ltd.	68,140	25,003,930
POSCO	545,520	108,792,510

		155,126,936

Multiline Retail — 0.9%
Hyundai Department Store Co. Ltd.	133,796	9,504,695
Lotte Shopping Co. Ltd.	97,531	13,103,501
Shinsegae Inc.	61,189	15,311,380

		37,919,576

Oil, Gas & Consumable Fuels — 2.4%
GS Holdings Corp.	423,014	17,795,786
SK Innovation Co. Ltd.	427,792	59,270,871
S-Oil Corp.	345,486	24,223,764

		101,290,421

Personal Products — 2.8%
Amorepacific Corp.	232,846	34,998,265
AMOREPACIFIC Group	234,833	12,777,881
LG Household & Health Care Ltd.	66,787	71,671,665

		119,447,811

Pharmaceuticals — 1.2%
Celltrion Pharm Inc.(a)(b)	151,937	6,519,423
Hanmi Pharm Co. Ltd.	53,260	18,269,132
Hanmi Science Co. Ltd.	150,120	8,685,253
Yuhan Corp.	81,450	16,927,429

		50,401,237

Security	Shares	Value

Road & Rail — 0.3%
CJ Logistics Corp.(a)(b)	82,643	$11,068,569

Semiconductors & Semiconductor Equipment — 4.9%
SK Hynix Inc.	3,823,581	209,656,427

Specialty Retail — 0.5%
Hotel Shilla Co. Ltd.	247,940	19,695,293

Technology Hardware, Storage & Peripherals — 23.1%
Samsung Electronics Co. Ltd.	27,647,278	986,656,575

Textiles, Apparel & Luxury Goods — 0.6%
Fila Korea Ltd.	384,404	25,177,187

Tobacco — 1.7%
KT&G Corp.	836,873	70,975,038

Trading Companies & Distributors — 0.2%
Posco International Corp.	530,450	7,661,214

Wireless Telecommunication Services — 0.8%
SK Telecom Co. Ltd.	155,145	32,633,993

Total Common Stocks — 97.9% (Cost: $2,897,611,135)		4,190,887,473

Preferred Stocks

Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	212,740	14,005,220
Series 2, Preference Shares, NVS	302,287	21,753,292

		35,758,512

Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	73,141	11,914,816

Industrial Conglomerates — .00%
CJ Corp., Preference Shares(a)	17,539	397,643

Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	89,325	7,470,627
LG Household & Health Care Ltd., Preference Shares, NVS	19,920	12,193,870

		19,664,497

Technology Hardware, Storage & Peripherals — .00%
Samsung Electronics Co. Ltd., Preference Shares, NVS	25,144	734,748

Total Preferred Stocks — 1.6% (Cost: $54,878,284)		68,470,216

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	123,071,265	123,120,494

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	11,959,505	$11,959,505

		135,079,999

Total Short-Term Investments — 3.2% (Cost: $135,030,770)		135,079,999

Total Investments in Securities — 102.7% (Cost: $3,087,520,189)		4,394,437,688

Other Assets, Less Liabilities — (2.7)%		(115,683,339)

Net Assets — 100.0%		$4,278,754,349

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	289,663,819	(166,592,554)	123,071,265	$123,120,494	$6,230,164	(a)	$18,606	$(10,898)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,563,166	8,396,339	11,959,505	11,959,505	177,218		—	—

				$135,079,999	$6,407,382		$18,606	$(10,898)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
KOSPI 200 Index	337	06/13/19	$18,641	$(898,623)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,190,887,473	$—	$—	$4,190,887,473
Preferred Stocks	68,072,573	397,643	—	68,470,216
Money Market Funds	135,079,999	—	—	135,079,999

	$4,394,040,045	$397,643	$—	$4,394,437,688

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(898,623)	$—	$—	$(898,623)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares